Share-based payment obligation - Valuation assumptions for LTIP plans - (Details) $ / shares in Units, Option in Thousands, $ in Thousands					12 Months Ended
	Jul. 01, 2021 USD ($) shares $ / shares	Jul. 14, 2020 USD ($) shares $ / shares	Mar. 09, 2020 USD ($) shares $ / shares	Jul. 10, 2019 USD ($) $ / shares	Dec. 31, 2023 USD ($) Option $ / shares	Dec. 31, 2022 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price amendment | $ / shares				$ 0
LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price amendment | $ / shares				0
Share price assumption | $ / shares	$ 23.19	$ 22.14	$ 21.20	$ 22.04
Assumption of forfeiture rate	0.00%
Expected dividend | $	$ 0	$ 0	$ 0	$ 0
Share options Issued | shares	159,369	33,405	120,228
Fair value of options granted, at grant date | $	$ 3,700	$ 700	$ 2,200
LTIP1, LTIP2, LTIP2B and LTIP3 plans | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate		0.00%	0.00%
LTIP1, LTIP2, LTIP2B and LTIP3 plans | Middle of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate		5.00%	5.00%
LTIP1, LTIP2, LTIP2B and LTIP3 plans | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate		10.00%	10.00%
Omnibus plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate						7.00%
Expected dividend | $					$ 0
Share options Issued | Option					2,132	2,943
Fair value of options granted, at grant date | $					$ 49,900
Omnibus plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares					$ 7.94
Volatility assumption					35.90%
Omnibus plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares					$ 11.55
Volatility assumption					50.91%
Incentive plan 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate				10.00%
Incentive plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate				5.00%
Incentive plans 2B and 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate				0.00%
Omnibus share-based payment plans, PSUs with market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date | $					$ 8,200
Omnibus share-based payment plans, PSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date | $					$ 19,100
LTIP1, LTIP2, LTIP2B and LTIP3 plans | LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price amendment | $ / shares				$ 0